Description of Organization, Business Operations and Basis of Presentation (Details) - Schedule of financial statement adjustments related to the restatement	Feb. 23, 2021 USD ($)
As Previously Reported [Member]
Balance Sheet
Warrant liability
FPS liability
Total liabilities	965,432
Class A common stock subject to possible redemption	295,447,690
Class A common stock	116
Additional paid-in-capital	5,000,437
Accumulated deficit	(1,294)
Total Stockholders’ Equity/(Deficit)	5,000,009
Adjustment 1 [Member]
Balance Sheet
Warrant liability	9,536,188
FPS liability	3,859,558
Total liabilities	13,395,746
Class A common stock subject to possible redemption	(13,395,740)
Class A common stock	134
Additional paid-in-capital	3,859,421
Accumulated deficit	(3,859,560)
Total Stockholders’ Equity/(Deficit)	(6)
Adjustment 2 [Member]
Balance Sheet
Warrant liability
FPS liability
Total liabilities
Class A common stock subject to possible redemption	17,948,050
Class A common stock	(180)
Additional paid-in-capital	(8,859,858)
Accumulated deficit	(9,088,013)
Total Stockholders’ Equity/(Deficit)	(17,948,050)
As Restated [Member]
Balance Sheet
Warrant liability	9,536,188
FPS liability	3,589,558
Total liabilities	14,361,178
Class A common stock subject to possible redemption	300,000,000
Class A common stock	70
Additional paid-in-capital
Accumulated deficit	(12,948,867)
Total Stockholders’ Equity/(Deficit)	$ (12,948,047)